Putnam
Mid Cap
Value
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-00


[SCALE LOGO OMITTED]


FROM THE CHAIRMAN

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

It is my pleasure to present shareholders with the first annual report for Putnam Mid Cap Value Fund, which began its abbreviated fiscal year on November 1, 1999. This new investment vehicle provides exposure to mid-capitalization stocks in the value sector of the equity market. Operating in a classic value style, your fund seeks to take advantage of bargains in the marketplace that result from short-term weaknesses of high-quality companies.

Total return for period ended 4/30/00*

               Net asset value     Public offering price
-------------------------------------------------------------
                    9.38%                3.07%
-------------------------------------------------------------

 * Since inception on 11/1/99.

Past performance is not indicative of future results. Performance information for other periods begins on page 7.


* FUND TARGETS STOCKS IN MID-CAP RANGE

For much of the period since the fund's inception, investors favored the growth style of investing over the value style. Traditional measures of stock valuation were widely disregarded as investors set their sights on future, not current earnings. A severe market correction in early March shook investors awake as prized technology holdings lost much of their value in a few short weeks. Perhaps as a result of that painful lesson, investors began to exhibit a renewed -- and Fund Manager Thomas J. Hoey thinks overly zealous -- interest in quarterly earnings reports, which, at best, are a short-term gauge of a company's progress. This short-term orientation contributed to volatility and inefficiency in the markets and created more opportunities for your fund to purchase quality stocks at discounted prices. Not surprisingly, the value investing strategy has performed better since the market correction in early March, and your fund's performance reflects that improvement.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Electric
utilities       8.7%

Banking         8.2%

Insurance       4.8%

Technology
services        4.7%

Chemicals       4.4%

Footnote reads:
*Based on net assets as of 4/30/00. Holdings will vary over time.


Currently, the market caps of your fund's holdings range between approximately $1 billion and $12 billion. Investing in these mid-cap stocks affords a subtle advantage over large-cap investing. Wall Street analysts prefer to monitor the stocks of large companies, and consequently they pay relatively less attention to the mid-cap universe. This contributes to market inefficiencies that can lead to mispriced stocks, enhancing the possibility of finding bargains.

The fund targets stocks of strong companies that either have temporary problems or are in industries that are temporarily out of favor. Additionally, Tom requires portfolio candidates to possess strong management, good fundamentals, and an intriguing story that suggests some sort of positive change that will lift valuations over time. Catalysts for change can include restructuring, introduction of successful new products, streamlining operations to cut costs, new management, and acquisitions. He will sell a stock when he believes its price has appreciated to a fair valuation.

* PATIENCE IS KEY ELEMENT IN FUND'S INVESTMENT STRATEGY

Generally, Tom will buy a stock on weakness, when its share price is falling perhaps because of some bit of bad news from the company, such as a failure to meet a quarterly earnings estimate or a delay in bringing a product to market. Often waiting just a little longer to buy a stock will reward the fund with a lower purchase price. Once the stock is in the portfolio, patience is again called for while waiting for the positive change that can lift the stock's share price to what Tom considers its fair value. Typically stocks are held from 6 to 18 months, with a majority being held over 12 months before reaching their price targets. Accordingly, investors should understand that this fund is most appropriate for those with long-term investment horizons.

* FINANCIALS, CAPITAL GOODS, UTILITIES FIGURE PROMINENTLY IN PORTFOLIO

Your fund is invested in a broad array of sectors. Since the fund's inception, its manager has emphasized financial services, capital goods, and utilities. All three sectors are interest-rate sensitive and have experienced price weakness as a result of rate increases during the period. Nevertheless, many companies within those industries have healthy operating leverage, sound internal economics, and plenty of free cash flow.

Many of your fund's holdings have dominant positions within their markets. One key holding in the financial sector is Wachovia Corp. It is considered a large-cap stock but came into the fund's target universe because banks were out of favor. It has a strong credit culture, has good financial ratios, and has performed well. PNC Financial Services Group is another good example of a high-quality company available only occasionally to value investors. It is a diversified financial services organization offering retail banking, asset management and other wholesale banking operations. The company is shifting its focus from lending to fee-based services.

Two noteworthy holdings in the capital goods sector are Johnson Controls, Inc., and Parker-Hannifin Corporation. Johnson Controls is one of the foremost suppliers to the auto industry, providing automobile batteries and interior seating systems. A projected slowdown in automobile sales has affected the stock price for Johnson Controls, bringing it into value territory. Parker-Hannifin makes motion control products such as fluid power systems and electromechanical controls used in a variety of industries, including manufacturing, transportation, and processing. Both Johnson Controls and Parker-Hannifin have exceptionally strong market shares and excellent returns on equity and yet are burdened by rising interest rates and concerns over a possible recession.



[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Northrup Grumman Corp.
Aerospace/defense

Comerica, Inc.
Banking

Keane, Inc.
Technology services

Unocal Corp.
Oil and gas

Marriott International, Inc.
Lodging/tourism

McGraw-Hill, Inc.
Publishing

Avnet, Inc.
Electronics

Tosco Corp.
Oil and gas

MGIC Investment Corp.
Financial

Biomet, Inc.
Medical technology

Footnote reads:
These holdings represent 13.1% of the fund's net assets as of 4/30/00. Portfolio holdings will vary over time.


With few exceptions, the utilities sector as a whole has been bitten by rising interest rates. Valuations for utility stocks are currently near 10-year lows, and yet consolidation and deregulation within the industry are transforming this traditionally staid sector to one with more interesting possibilities. Consolidated Edison, Inc. and Carolina Power and Light Company are two examples of blue-chip holdings that your fund's manager expects will contribute positively to fund performance when the market finds favor with utilities.

Tom has taken advantage of opportunities to participate in the technology boom without paying inflated prices for technology stocks. Arrow Electronics, Inc., and Avnet, Inc., are the world's largest and second largest distributors of electronic components and computer products. In a sense, they are like toll booths through which all such components must pass on their way to world markets. Both are solid companies that have simply been overlooked by investors seeking more exciting technology stocks. While these stocks as well as others mentioned in this report were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with your fund's investment strategy and may vary in the future.

* POSITIVE LONG-TERM OUTLOOK FOR VALUE STRATEGY

As your fund enters its first full fiscal year, Tom believes there is good reason to be optimistic about value investing. In light of recent indications of inflationary pressure, he expects that the Federal Reserve Board will adjust interest rates higher in the near term. This will begin to affect capital spending for technology, which has been slow to react to rising rates. He also believes the market trend that supports excessively high valuations for growth stocks is unsustainable and ultimately will result in a reversion to the mean. Should the market experience a shift in investor sentiment toward value, as he expects it will, he believes your fund is well positioned to provide positive returns for the benefit of investors with long-term investment horizons.

* UPCOMING TRANSITION

This is my sole letter to you and other Putnam Mid Cap Value Fund shareholders. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. As of July 1, 2000, John Hill will become Chairman. John is currently an independent Trustee and has served on the Board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands. I will become Chairman Emeritus, remain a shareholder, and stay in close touch with the funds.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 21, 2000

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/00, there is no guarantee the fund will continue to hold these securities in the future. This fund invests all or a portion of its assets in midsize companies. Such investments increase the risk of greater price fluctuations.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Mid Cap Value Fund seeks capital appreciation by investing in mid-capitalization stocks similar to those in the Russell Midcap Index.


TOTAL RETURN FOR PERIODS ENDED 4/30/00

                                   Russell   Russell
                                    Midcap    Midcap      Consumer
                     NAV     POP    Index  Value Index   price index
---------------------------------------------------------------------
Life of fund
(since 11/1/99)     9.38%   3.07%   17.38%    2.22%         1.84%
---------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION PERIOD ENDED 4/30/00

-------------------------------------------------------------
Distributions (number)                                2
-------------------------------------------------------------
Income                                            $0.0530
-------------------------------------------------------------
Capital gains                                        --
-------------------------------------------------------------
  Total                                           $0.0530
-------------------------------------------------------------
Share value:                                NAV           POP
-------------------------------------------------------------
11/1/99                                   $8.50         $9.02
-------------------------------------------------------------
4/30/00                                    9.24          9.80
-------------------------------------------------------------

TOTAL RETURN FOR PERIOD ENDED 3/31/00 (most recent calendar quarter)

                                            NAV           POP
-------------------------------------------------------------
Life of fund
(since 11/1/99)                            5.82%        -0.28%
-------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 11/1/99

                                                  Russell
                                  Russell         Midcap
               Fund's class A      Midcap         Value     Consumer price
                shares at POP      Index          Index          index

11/1/99             9,423          10,000         10,000        10,000
11/30/99            9,390          10,288          9,817        10,018
12/31/99            9,988          11,193         10,080        10,042
1/31/2000           9,320          10,822          9,477        10,059
2/29/2000           8,753          11,654         90,80         10,113
3/31/2000           9,972          12,322         10,181        10,184
4/30/2000         $10,307         $11,738        $10,222       $10,184

Footnote reads:
Past performance is no assurance of future results. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares.


COMPARATIVE BENCHMARKS

Russell Midcap [REGISTRATION MARK] Index* measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index.

Russell Midcap [REGISTRATION MARK] Value Index* measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth rates. The stocks are also members of the Russell 1000 Value Index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees of Putnam Investment Funds and
Shareholders of Putnam Mid Cap Value Fund

We have audited the accompanying statement of assets and liabilities of Putnam Mid Cap Value Fund, including the fund's portfolio, as of April 30, 2000, and the related statement of operations, statement of changes in net assets and financial highlights for the period from November 1, 1999 (commencement of operations) to April 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Mid Cap Value Fund as of April 30, 2000, the results of its operations, changes in its net assets and financial highlights for the period from November 1, 1999 (commencement of operations) to April 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

                                                        KPMG LLP
Boston, Massachusetts
June 1, 2000




THE FUND'S PORTFOLIO
April 30, 2000

COMMON STOCKS (98.2%) (a)
NUMBER OF SHARES                                                                                                       VALUE
Aerospace/Defense (3.7%)
----------------------------------------------------------------------------------------------------------------------------
                   700  General Dynamics Corp.                                                              $         40,950
                 1,500  Lockheed Martin Corp.                                                                         37,313
                   900  Northrop Grumman Corp.                                                                        63,807
                                                                                                            ----------------
                                                                                                                     142,070

Airlines (1.6%)
----------------------------------------------------------------------------------------------------------------------------
                   600  Delta Air Lines, Inc.                                                                         31,650
                   500  UAL Corp. (NON)                                                                               28,938
                                                                                                            ----------------
                                                                                                                      60,588

Automotive (1.8%)
----------------------------------------------------------------------------------------------------------------------------
                 1,300  Dana Corp.                                                                                    39,488
                 1,200  Genuine Parts Co.                                                                             31,500
                                                                                                            ----------------
                                                                                                                      70,988

Banking (8.2%)
----------------------------------------------------------------------------------------------------------------------------
                 2,000  Charter One Financial, Inc.                                                                   40,625
                 1,000  City National Corp.                                                                           36,813
                 1,400  Comerica, Inc.                                                                                59,325
                 1,200  Cullen/Frost Bankers, Inc.                                                                    29,625
                 1,000  Golden West Financial Corp.                                                                   34,125
                    50  M & T Bank Corp.                                                                              21,963
                   800  PNC Financial Services Group                                                                  34,900
                   500  Wachovia Corp.                                                                                31,344
                   600  Wilmington Trust Corp.                                                                        27,675
                                                                                                            ----------------
                                                                                                                     316,395

Beverage (0.7%)
----------------------------------------------------------------------------------------------------------------------------
                 1,100  Fortune Brands, Inc.                                                                          27,500

Building Materials (0.9%)
----------------------------------------------------------------------------------------------------------------------------
                   600  Southdown, Inc.                                                                               34,875

Chemicals (4.4%)
----------------------------------------------------------------------------------------------------------------------------
                   800  Eastman Chemical Co.                                                                          41,850
                   500  FMC Corp. (NON)                                                                               29,094
                 1,000  Great Lakes Chemical Corp.                                                                    26,938
                   600  PPG Industries, Inc.                                                                          32,625
                   900  Praxair, Inc.                                                                                 39,994
                                                                                                            ----------------
                                                                                                                     170,501

Commercial and Consumer Services (2.6%)
----------------------------------------------------------------------------------------------------------------------------
                 1,300  Dun & Bradstreet Corp.                                                                        39,163
                   900  Manpower, Inc.                                                                                31,781
                 1,400  R. R. Donnelley & Sons Co.                                                                    29,750
                                                                                                            ----------------
                                                                                                                     100,694

Computers (2.5%)
----------------------------------------------------------------------------------------------------------------------------
                 1,900  Ceridian Corp. (NON)                                                                          41,206
                   600  NCR Corp. (NON)                                                                               23,175
                   800  Synopsys, Inc. (NON)                                                                          33,600
                                                                                                            ----------------
                                                                                                                      97,981

Consumer Finance (0.9%)
----------------------------------------------------------------------------------------------------------------------------
                 1,200  Countrywide Credit Industries, Inc.                                                           33,150

Consumer Goods (1.1%)
----------------------------------------------------------------------------------------------------------------------------
                 1,100  Clorox Co.                                                                                    40,425

Containers and Packaging (0.7%)
----------------------------------------------------------------------------------------------------------------------------
                 2,000  Owens-Illinois, Inc. (NON)                                                                    27,000

Electric Utilities (8.7%)
----------------------------------------------------------------------------------------------------------------------------
                   700  Ameren Corp.                                                                                  25,681
                 1,000  Carolina Power & Light Co.                                                                    36,563
                 1,200  CiNergy Corp.                                                                                 32,100
                 1,000  Consolidated Edison, Inc.                                                                     35,188
                 1,000  Constellation Energy Group                                                                    33,063
                 1,600  Entergy Corp.                                                                                 40,700
                   700  FPL Group, Inc.                                                                               31,631
                   800  GPU, Inc.                                                                                     22,450
                 1,200  Pinnacle West Capital Corp.                                                                   42,150
                 1,000  Texas Utilities Co.                                                                           33,688
                                                                                                            ----------------
                                                                                                                     333,214

Electrical Equipment (1.6%)
----------------------------------------------------------------------------------------------------------------------------
                 1,200  Hubbell, Inc. Class B                                                                         31,275
                   800  Rockwell International Corp.                                                                  31,500
                                                                                                            ----------------
                                                                                                                      62,775

Electronics (3.1%)
----------------------------------------------------------------------------------------------------------------------------
                   800  Arrow Electronics, Inc. (NON)                                                                 35,050
                   600  Avnet, Inc.                                                                                   47,175
                   900  Dallas Semiconductor Corp.                                                                    38,644
                                                                                                            ----------------
                                                                                                                     120,869

Energy (2.7%)
----------------------------------------------------------------------------------------------------------------------------
                   900  Diamond Offshore Drilling, Inc.                                                               36,281
                 1,200  Tidewater, Inc.                                                                               35,700
                   700  Transocean Sedco Forex, Inc.                                                                  32,900
                                                                                                            ----------------
                                                                                                                     104,881

Engineering & Construction (0.9%)
----------------------------------------------------------------------------------------------------------------------------
                 1,000  Fluor Corp.                                                                                   33,563

Financial (1.8%)
----------------------------------------------------------------------------------------------------------------------------
                   900  MGIC Investment Corp.                                                                         43,031
                   900  SLM Holding Corp.                                                                             28,181
                                                                                                            ----------------
                                                                                                                      71,212

Food (2.2%)
----------------------------------------------------------------------------------------------------------------------------
                   800  Hershey Foods Corp.                                                                           36,300
                   700  International Flavors & Fragrances, Inc.                                                      24,106
                   400  The Quaker Oats Co.                                                                           26,075
                                                                                                            ----------------
                                                                                                                      86,481

Gaming & Lottery (0.6%)
----------------------------------------------------------------------------------------------------------------------------
                 1,000  International Game Technology (NON)                                                           24,375

Health Care Services (2.7%)
----------------------------------------------------------------------------------------------------------------------------
                   700  Cardinal Health, Inc.                                                                         38,544
                 1,200  Lincare Holdings, Inc. (NON)                                                                  36,600
                   400  Wellpoint Health Networks, Inc. (NON)                                                         29,500
                                                                                                            ----------------
                                                                                                                     104,644

Homebuilding (0.8%)
----------------------------------------------------------------------------------------------------------------------------
                 1,200  Centex Corp.                                                                                  28,950

Insurance (4.8%)
----------------------------------------------------------------------------------------------------------------------------
                 1,500  AON Corp.                                                                                     40,594
                 1,200  Lincoln National Corp.                                                                        41,775
                   700  MBIA, Inc.                                                                                    34,606
                   600  The Chubb Corp.                                                                               38,175
                 1,200  Torchmark Corp.                                                                               30,075
                                                                                                            ----------------
                                                                                                                     185,225

Investment Banking/Brokerage (1.6%)
----------------------------------------------------------------------------------------------------------------------------
                   700  Bear Stearns Companies, Inc.                                                                  30,013
                   700  Paine Webber Group, Inc.                                                                      30,713
                                                                                                            ----------------
                                                                                                                      60,726

Lodging/Tourism (1.2%)
----------------------------------------------------------------------------------------------------------------------------
                 1,500  Marriott International, Inc. Class A                                                          48,000

Machinery (1.6%)
----------------------------------------------------------------------------------------------------------------------------
                   700  Ingersoll-Rand Co.                                                                            32,856
                   600  Parker-Hannifin Corp.                                                                         27,900
                                                                                                            ----------------
                                                                                                                      60,756

Manufacturing (1.0%)
----------------------------------------------------------------------------------------------------------------------------
                 1,000  Pentair, Inc.                                                                                 38,250

Medical Technology (2.8%)
----------------------------------------------------------------------------------------------------------------------------
                   500  Bausch & Lomb, Inc.                                                                           30,188
                 1,300  Becton, Dickinson and Co.                                                                     33,313
                 1,200  Biomet, Inc.                                                                                  42,825
                                                                                                            ----------------
                                                                                                                     106,326

Metals (1.7%)
----------------------------------------------------------------------------------------------------------------------------
                 1,400  Newmont Mining Corp.                                                                          32,813
                   700  Phelps Dodge Corp.                                                                            32,375
                                                                                                            ----------------
                                                                                                                      65,188

Natural Gas Utilities (0.9%)
----------------------------------------------------------------------------------------------------------------------------
                 1,000  NICOR, Inc.                                                                                   33,875

Office Equipment & Supplies (1.8%)
----------------------------------------------------------------------------------------------------------------------------
                 1,400  Herman Miller, Inc.                                                                           38,325
                 1,200  Hon Industries, Inc.                                                                          29,925
                                                                                                            ----------------
                                                                                                                      68,250

Oil & Gas (4.1%)
----------------------------------------------------------------------------------------------------------------------------
                   900  Burlington Resources, Inc.                                                                    35,381
                 1,400  Tosco Corp.                                                                                   44,888
                 1,500  Unocal Corp.                                                                                  48,469
                 1,300  USX-Marathon Group, Inc.                                                                      30,306
                                                                                                            ----------------
                                                                                                                     159,044

Paper & Forest Products (2.4%)
----------------------------------------------------------------------------------------------------------------------------
                   600  Bowater, Inc.                                                                                 33,000
                   900  Mead Corp.                                                                                    31,331
                   700  Willamette Industries, Inc.                                                                   26,731
                                                                                                            ----------------
                                                                                                                      91,062

Pharmaceuticals (1.5%)
----------------------------------------------------------------------------------------------------------------------------
                   700  Alza Corp. (NON)                                                                              30,844
                   900  Mylan Laboratories, Inc.                                                                      25,538
                                                                                                            ----------------
                                                                                                                      56,382

Publishing (2.9%)
----------------------------------------------------------------------------------------------------------------------------
                   700  Knight-Ridder, Inc.                                                                           34,344
                   900  McGraw-Hill, Inc.                                                                             47,250
                   600  Media General, Inc. Class A                                                                   29,513
                                                                                                            ----------------
                                                                                                                     111,107

Railroads (0.7%)
----------------------------------------------------------------------------------------------------------------------------
                   800  GATX Corp.                                                                                    28,600

Real Estate (2.3%)
----------------------------------------------------------------------------------------------------------------------------
                   800  Boston Properties, Inc. (R)                                                                   27,900
                   600  Equity Residential Properties Trust (R)                                                       27,300
                   800  Kimco Realty Corp. (R)                                                                        31,850
                                                                                                            ----------------
                                                                                                                      87,050

Retail (3.3%)
----------------------------------------------------------------------------------------------------------------------------
                   800  Federated Department Stores, Inc. (NON)                                                       27,200
                   700  Payless Shoesource, Inc. (NON)                                                                38,588
                 1,200  Supervalu, Inc.                                                                               24,825
                 1,800  TJX Cos., Inc.                                                                                34,538
                                                                                                            ----------------
                                                                                                                     125,151

Shipping (0.7%)
----------------------------------------------------------------------------------------------------------------------------
                 1,000  CNF Transportation, Inc.                                                                      27,938

Technology Services (4.7%)
----------------------------------------------------------------------------------------------------------------------------
                 1,200  Affiliated Computer Services, Inc. Class A (NON)                                              39,750
                   500  Computer Sciences Corp. (NON)                                                                 40,781
                 2,000  Keane, Inc. (NON)                                                                             57,750
                   800  National Computer Systems, Inc.                                                               41,150
                                                                                                            ----------------
                                                                                                                     179,431

Textiles (0.7%)
----------------------------------------------------------------------------------------------------------------------------
                   600  Liz Claiborne, Inc.                                                                           27,788

Tobacco (0.6%)
----------------------------------------------------------------------------------------------------------------------------
                 1,500  UST, Inc.                                                                                     22,500

Toys (1.7%)
----------------------------------------------------------------------------------------------------------------------------
                 2,100  Hasbro, Inc.                                                                                  33,469
                 2,000  Toys R Us (NON)                                                                               30,500
                                                                                                            ----------------
                                                                                                                      63,969

Trucks & Parts (1.0%)
----------------------------------------------------------------------------------------------------------------------------
                   600  Johnson Controls, Inc.                                                                        37,988
                                                                                                            ----------------
                        Total Common Stocks (cost $3,675,585)                                               $      3,777,737

SHORT-TERM INVESTMENTS (3.5%) (a) (cost $134,000)
PRINCIPAL AMOUNT                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
              $134,000  Interest in $662,705,000 joint repurchase agreement dated April 28, 2000 with S.B.C. Warburg, Inc.
                          due May 1, 2000 with respect to various U.S. Treasury
                          obligations -- maturity value of$ 134,064 for an
                          effective yield of 5.71%                                                          $        134,000
----------------------------------------------------------------------------------------------------------------------------
                        Total Investments (cost $3,809,585) (b)                                             $      3,911,737
----------------------------------------------------------------------------------------------------------------------------


  (a) Percentages indicated are based on net assets of $3,845,772.

  (b) The aggregate identified cost on a tax basis is $3,809,524, resulting in gross unrealized appreciation and depreciation of $338,609 and $236,396, respectively, or net unrealized appreciation of $102,213.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

      The accompanying notes are an integral part of these financial statements.



STATEMENT OF ASSETS AND LIABILITIES
April 30, 2000

Assets
----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,809,585) (Note 1)                                               $3,911,737
----------------------------------------------------------------------------------------------
Cash                                                                                       199
----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                        3,843
----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                      25
----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          48,745
----------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                         6,610
----------------------------------------------------------------------------------------------
Total assets                                                                         3,971,159

Liabilities
----------------------------------------------------------------------------------------------
Payable for securities purchased                                                       113,301
----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                 587
----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                              203
----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                 4
----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  11,292
----------------------------------------------------------------------------------------------
Total liabilities                                                                      125,387
----------------------------------------------------------------------------------------------
Net assets                                                                          $3,845,772

Represented by
----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1,4 and 5)                                                   $3,549,905
----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                               243
----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                  193,472
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                             102,152
----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                          $3,845,772

Computation of net asset value and offering price
----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($3,845,772 divided by 416,276 shares)                                                   $9.24
----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $9.24)*                                   $9.80
----------------------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

  The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
For the period November 1, 1999 (commencement of operations) to April 30, 2000

Investment income:
----------------------------------------------------------------------------------------------
Dividends                                                                             $ 32,892
----------------------------------------------------------------------------------------------
Interest                                                                                   924
----------------------------------------------------------------------------------------------
Total investment income                                                                 33,816

Expenses:
----------------------------------------------------------------------------------------------
Compensation of manager (Note 2)                                                        11,003
----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           2,338
----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                          879
----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            23
----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  3,529
----------------------------------------------------------------------------------------------
Registration fees                                                                          145
----------------------------------------------------------------------------------------------
Auditing                                                                                 6,251
----------------------------------------------------------------------------------------------
Legal                                                                                    2,400
----------------------------------------------------------------------------------------------
Other                                                                                       95
----------------------------------------------------------------------------------------------
Fees waived and reimbursed by manager (Note 2)                                         (11,003)
----------------------------------------------------------------------------------------------
Total expenses                                                                          15,660
----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (1,422)
----------------------------------------------------------------------------------------------
Net expenses                                                                            14,238
----------------------------------------------------------------------------------------------
Net investment income                                                                   19,578
----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                       193,472
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                           102,152
----------------------------------------------------------------------------------------------
Net gain on investments                                                                295,624
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $315,202
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                        For the period November 1, 1999
                                                                            (commencement of operations)
                                                                                      to April 30, 2000
-------------------------------------------------------------------------------------------------------
Increase in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                                        $   19,578
-------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                193,472
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                      102,152
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                            315,202
-------------------------------------------------------------------------------------------------------
Distributions to shareholders:
-------------------------------------------------------------------------------------------------------
  From net investment income                                                                    (19,335)
-------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                               549,905
-------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                    845,772

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                                  3,000,000
-------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income of $243)                        $3,845,772
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

-----------------------------------------------

                                 For the period
Per-share                     November 1, 1999+
operating performance               to April 30
-----------------------------------------------
                                           2000
-----------------------------------------------
Net asset value,
beginning of period                       $8.50
-----------------------------------------------
Investment operations
-----------------------------------------------
Net investment income (a)(d)                .05
-----------------------------------------------
Net realized and unrealized
gain on investments                         .74
-----------------------------------------------
Total from
investment operations                       .79
-----------------------------------------------
Less distributions:
-----------------------------------------------
From net
investment income                          (.05)
-----------------------------------------------
Net asset value,
end of period                             $9.24
-----------------------------------------------

Ratios and supplemental data
-----------------------------------------------
Total return at
net asset value (%)(b)                     9.38*
-----------------------------------------------
Net assets, end of period
(in thousands)                           $3,846
-----------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                .50*
-----------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                .62*
-----------------------------------------------
Portfolio turnover (%)                    48.32*
-----------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund for the period ended April 30, 2000 reflect a reduction of $.03 per share.


NOTES TO FINANCIAL STATEMENTS
April 30, 2000

Note 1
Significant accounting policies

Putnam Mid Cap Value Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks of midsize companies which Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes are currently undervalued. The fund seeks current income as a secondary objective.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended April 30, 2000, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary differences of nontaxable dividends and organization expenses. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the period ended April 30, 2000, the fund required no such reclassifications.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services, is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through August 31, 2000, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period ended April 30, 2000, fund expenses were reduced by $1,422 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. Currently, no payments are being made on the plan.

For the period ended April 30, 2000, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the period ended April 30, 2000, Putnam Mutual Funds Corp., acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the period ended April 30, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $5,008,610 and $1,526,497, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At April 30, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           For the period November 1, 1999
                                               (commencement of operations)
                                                         to April 30, 2000
--------------------------------------------------------------------------
Class A                                         Shares              Amount
--------------------------------------------------------------------------
Shares sold                                     63,199            $548,188
--------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,269              19,335
--------------------------------------------------------------------------
                                                65,468             567,523
Shares
repurchased                                     (2,133)            (17,618)
--------------------------------------------------------------------------
Net increase                                    63,335            $549,905
--------------------------------------------------------------------------

Note 5
Initial capitalization and offering
of shares

The Trust was established as a Massachusetts business trust on October 31, 1994. During the period October 31, 1994 to November 1, 1999, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $3,000,000 and the issuance of 352,941 shares to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc. on October 29, 1999.

At April 30, 2000, Putnam Investments, Inc. owned 375,383 shares of the fund (90.2% of shares outstanding), valued at $3,468,539.


FEDERAL TAX INFORMATION
(Unaudited)

The fund has designated 15.22% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2001 will show the tax status of all distributions paid to your account in calendar 2000.

FUND INFORMATION

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas J. Hoey
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Mid Cap Value Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


61440 20V 6/00


Putnam
Worldwide
Equity Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-00

[SCALE LOGO OMITTED]


FROM THE CHAIRMAN

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[COPYRIGHT]  Karsh, Ottawa

Dear Shareholder:

Aggressive growth investing is designed to capitalize on cutting-edge companies, those that are achieving the highest rates of growth and causing seismic shifts in their industries. By nature, these stocks are not docile creatures. Because it invests in such stocks, Putnam Worldwide Equity Fund can experience significant ups and downs. In addition to targeting aggressive stocks, it carries a global mandate and invests in many international stocks which are younger, smaller, and less liquid than their U.S. counterparts.

In the first half of the fund's semiannual period, which concluded April 30, 2000, performance reflected all of the above-mentioned conditions. After flourishing early in the period, your fund was subject to a sharp downturn for growth stocks in the closing months of the period.
Nevertheless, for the period as a whole it achieved an excellent absolute return.

Total return for 6 months ended 4/30/00

Net asset value  Public offering price
--------------------------------------
    60.54%             51.28%
--------------------------------------

Past performance is not indicative of future results. Performance information for longer periods begins on page 7.

* GROWTH STOCKS RALLY, THEN RETREAT

I am pleased to announce the appointment of Robert J. Swift to your fund's management team. Robert is chief investment officer of the International team within the Global Growth Equities Group. Before joining Putnam in 1995, he was with IAI International/Hill Samuel in London and Pring Dean in Sydney, Australia. He has 18 years of investment experience.


[GRAPHIC OMITTED: horizontal bar chart TOP COUNTRY ALLOCATIONS]

TOP COUNTRY ALLOCATIONS*

United States              56.4%

Germany                     6.9%

United Kingdom              6.6%

France                      4.7%

Australia                   4.5%

Footnote reads:
*Based on net assets as of 4/30/00. Holdings will vary over time.


Robert joins Stephen Dexter and Roland Gillis on your fund's management team. Roland selects the U.S. holdings, Stephen specializes in international small companies, and Robert focuses on larger growth companies in international markets. The team selects stocks using a rigorous fundamental research process, analyzing each company's business model, balance sheets, and management quality. The fund managers compare companies across national boundaries, but forego top-down methods that seek to optimize country or sector weightings.

The majority of stocks that met the team's investment criteria during the past six months were clustered in the technology, telecommunications, and media sectors, resulting in large sector concentrations for the portfolio. These industries are unleashing tremendous changes for businesses and consumers. Companies in these industries are spending large amounts to establish brand recognition, which is providing a windfall to advertising, media, broadcasting, and cable companies.

Examples of fund holdings in these sectors include VERITAS Software and Redback Networks, both of the United States. VERITAS is the market leader in storage software used in backing up corporate networks. Redback supplies highly sophisticated telecommunication network equipment to businesses for carrying voice and data transmissions. The fund also owns AAPT, the third largest telephone company in Australia. AAPT has a strong balance sheet and is rapidly stealing market share from its largest competitor, Telstra. A technology holding outside the computer industry is Vestas Wind Systems of Denmark, which makes advanced wind-powered electrical generating equipment. European nations want to develop clean, efficient energy sources, and are giving their utilities companies tax incentives to buy the type of systems that Vestas makes.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Brocade Communications Systems
United States
Communications equipment

VERITAS Software Corp.
United States
Software

Juniper Networks, Inc.
United States
Communications equipment

Vestas Wind Systems AS
Denmark
Electrical equipment

C-MAC Industries, Inc.
Canada
Electronics

VeriSign, Inc.
United States
Computers

Finisar Corp.
United States
Communications equipment

Autonomy Corp. Plc
United Kingdom
Technology

Radio One, Inc.
United States
Broadcasting

Metromedia Fiber Network, Inc. Class A
United States
Telecommunications

Footnote reads:
These holdings represent 13.8% of the fund's net assets as of 4/30/00. Portfolio holdings will vary over time.


These were among the many stocks that drove the fund's performance in 1999 and early 2000, as enthusiasm for small- and mid-cap growth stocks gathered pace worldwide. This represented a historic change for international markets; for years, small caps had been undervalued relative to large companies. The strongest returns occurred in the final months of the year, the early stage of the fund's semiannual period, as investors who had stayed on the sidelines joined the buying. The leading markets were Japan and the United States.

Enthusiasm gave way to pessimism in March and April as markets finally reacted to the determination of the U.S. Federal Reserve Board to slow the economy by raising interest rates. The markets had dismissed Fed actions for months, but small upticks in certain inflation indicators, such as the Consumer Price Index and employment cost index, during March and April shook the psychology of the markets. As happens periodically in aggressive growth investing, the darlings of the markets quickly became despised as investors shifted money into more defensive stocks -- larger companies with more predictable earnings, resulting in a sharp decline for your portfolio.

* FUND REMAINS POSITIONED IN BUSINESSES PERFORMING WELL

Your fund managers have an experienced perspective on these market movements and recognize that short-term, month-to-month results reflect emotions and psychology more than fundamental conditions. Holdings in the fund continue to achieve excellent operational results and the global economy is in its best condition in years. For most of the companies the fund owns, the current levels of U.S. economic growth and interest rates are immaterial. These companies are facing long-term demand for their products and services and have little debt, because most of their capital is supplied through equity markets.

It is also important to remember that despite the fund's sector concentrations it remains a diversified stock-pickers' fund, one that is focused on identifying strong businesses and avoiding companies with little chance of achieving profitability. For example, two fund holdings are thriving by bringing professional management and economies of scale to formerly fragmented industries. Radio One Inc. in the United States has grown by acquiring radio stations specializing in African American programming in the top 25 urban markets and is generating greater cash flow from them. In a similar fashion, a German company called Kamps is introducing professional management and economies of scale to the German bakery industry as it acquires mom-and-pop operations that have traditionally dominated that market. Kamps' market share is growing rapidly as it succeeds in driving competitors out of business.

As we look ahead to the balance of the fund's fiscal year, we anticipate that volatility will continue until market psychology has adjusted to new expectations for economic growth, interest rates, and stock valuations. In short, we expect the U.S. economy to grow more slowly, the inflation rate to increase slightly, and higher interest rates to dampen stock valuations but we also believe that, once in place, these expectations can clear the way for stocks to appreciate for fundamental reasons. Our confidence stems from the fact that companies the fund owns are meeting or exceeding their earnings targets, and are participating in markets that have strong likelihood of growth for years to come.

* UPCOMING TRANSITION

This is my last letter to you and other Putnam Worldwide Equity Fund shareholders. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. As of July 1, 2000, John Hill will become Chairman. John is currently an independent Trustee and has served on the Board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands. I will become Chairman Emeritus, remain a shareholder, and stay in close touch with the funds.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 21, 2000

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/00, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, including economic instability, political developments, and currency fluctuations. This fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Worldwide Equity Fund is designed for investors seeking long-term capital appreciation through a globally diversified equity portfolio.


TOTAL RETURN FOR PERIODS ENDED 4/30/00

                                   Salomon Bros.
                                   Extended Market     Consumer
                    NAV      POP       Index         price index
----------------------------------------------------------------
6 months           60.54%   51.28%     15.08%           1.84%
----------------------------------------------------------------
1 year            166.62   151.37      18.84            3.01
----------------------------------------------------------------
Life of fund
(since 5/6/98)    329.11   304.37      15.17            5.35
Annual average    108.68   102.51       7.31            2.64
----------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns were achieved during favorable market conditions that may not be sustainable. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflects an expense limitation currently in effect. Without it, total returns would have been lower.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 4/30/00

-------------------------------------------------------------
Distributions (number)                              1
-------------------------------------------------------------
Income                                             --
------------------------------------------------------------
Capital gains
  Long-term                                      $0.365
------------------------------------------------------------
  Short-term                                      4.043
------------------------------------------------------------
  Total                                          $4.408
------------------------------------------------------------
Share value:                                  NAV       POP
------------------------------------------------------------
10/31/99                                    $22.72    $24.11
------------------------------------------------------------
4/30/00                                      31.65     33.58
------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 3/31/00 (most recent calendar quarter)

                                    NAV                 POP
------------------------------------------------------------
6 months                          139.69%             125.95%
------------------------------------------------------------
1 year                            257.32              236.88
------------------------------------------------------------
Life of fund (since 5/6/98)       447.33              415.78
Annual average                    144.65              137.13
------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns were achieved during favorable market conditions that may not be sustainable. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflects an expense limitation currently in effect. Without it, total returns would have been lower.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge.


COMPARATIVE BENCHMARKS

Salomon Brothers Extended Market Index is an unmanaged list of global equity securities, with all values expressed in U.S. dollars. The index assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
April 30, 2000 (Unaudited)

COMMON STOCKS (97.4%) (a)
NUMBER OF SHARES                                                                                              VALUE
Australia (4.5%)
-------------------------------------------------------------------------------------------------------------------
             46,000 AAPT, Ltd. (NON)                                                               $        183,766
             30,700 Computershare, Ltd.                                                                     125,097
            100,300 Davnet, Ltd.                                                                            143,313
             24,300 Ecorp, Ltd. (NON)                                                                        42,515
             12,800 Energy Developments, Ltd.                                                                60,914
             30,000 ERG, Ltd.                                                                               142,592
            200,000 FiberTel, Ltd. (NON)                                                                    164,462
             79,800 Health Communications Network, Ltd. (NON)                                                84,702
             16,600 Melbourne IT, Ltd. (NON)                                                                 79,540
            170,000 PowerLan, Ltd.                                                                          161,109
             76,500 Sausage Software, Ltd. (NON)                                                            131,881
             46,000 Securenet, Ltd. (NON)                                                                   136,819
                                                                                                   ----------------
                                                                                                          1,456,710

Belgium (0.6%)
-------------------------------------------------------------------------------------------------------------------
              2,000 Lernout & Hauspie Speech Products N.V. (NON)                                            193,500

Canada (4.5%)
-------------------------------------------------------------------------------------------------------------------
              2,600 724 Solutions, Inc. (NON)                                                               131,300
              4,200 BCE Emergis, Inc. (NON)                                                                 203,377
              8,400 C-MAC Industries, Inc. (NON)                                                            425,474
              5,800 Cognos, Inc. (NON)                                                                      217,500
              4,200 GT Group Telecom, Inc.-Class B (NON)                                                     54,461
              2,700 MDSI Mobile Data Solutions, Inc. (NON)                                                   94,500
              5,000 Optimal Robotics Corp. (NON)                                                            212,500
              2,000 Sierra Wireless, Inc. (NON)                                                             107,989
                                                                                                   ----------------
                                                                                                          1,447,101

Denmark (1.8%)
-------------------------------------------------------------------------------------------------------------------
              1,300 Navision Software AS (NON)                                                               95,218
              1,500 Vestas Wind Systems AS                                                                  501,727
                                                                                                   ----------------
                                                                                                            596,945

Finland (3.1%)
-------------------------------------------------------------------------------------------------------------------
             20,000 Aldata Solutions Oyj (NON)                                                              146,365
              6,500 Comptel Plc                                                                             146,901
              4,000 Elcoteq Network Corp.-Class A                                                           127,638
             11,000 F-Secure Oyj (NON)                                                                      140,001
              4,800 Perlos Oyj                                                                              177,820
             10,200 Teleste Oyj                                                                             268,448
                                                                                                   ----------------
                                                                                                          1,007,173

France (4.7%)
-------------------------------------------------------------------------------------------------------------------
              1,500 Apem S.A.                                                                               105,001
                400 Avenir Telecom (NON)                                                                    101,346
              2,200 Business Objects S.A. (NON)                                                             215,325
              1,800 Consodata S.A. (NON)                                                                    102,928
                400 Egide S.A. (NON)                                                                         65,455
              1,200 GFI Informatique (NON)                                                                  175,638
                280 Havas Advertising S.A.                                                                  139,747
              2,400 Infogrames Entertainment S.A. (NON)                                                      67,855
              5,200 Integra S.A. (NON)                                                                      112,983
                700 Staci Corp.                                                                             101,692
              1,500 Transiciel S.A.                                                                         200,184
              1,300 Unilog S.A. (NON)                                                                       140,047
                                                                                                   ----------------
                                                                                                          1,528,201

Germany (6.9%)
-------------------------------------------------------------------------------------------------------------------
                350 ACG AG fuer Chipkarten und Informationsyteme (NON)                                       83,364
                450 ADVA AG Optical Networking (NON)                                                        247,093
                900 AIXTRON AG                                                                              229,911
              2,100 Brokat Infosystems AG (NON)                                                             255,821
              2,300 Cancom IT Systeme AG (NON)                                                              149,711
                400 D. Logistics AG (NON)                                                                   139,638
                200 Intershop Communications AG (NON)                                                        88,819
              3,600 Kamps AG                                                                                117,656
                400 LPKF Laser & Electronics (NON)                                                          109,092
                800 MorphoSys AG (NON)                                                                      198,547
                700 Pixelpark AG (NON)                                                                       74,137
              1,300 Singulus Technologies AG (NON)                                                          147,611
              2,000 Software AG (NON)                                                                       230,911
              2,300 Systematics AG (NON)                                                                    161,002
                                                                                                   ----------------
                                                                                                          2,233,313

Hong Kong (0.3%)
-------------------------------------------------------------------------------------------------------------------
             78,000 Global Tech Holdings, Ltd.                                                               89,126

Ireland (0.1%)
-------------------------------------------------------------------------------------------------------------------
                500 SmartForce Public Limited Co. ADR (NON)                                                  23,875

Israel (0.4%)
-------------------------------------------------------------------------------------------------------------------
              2,000 BATM Advanced Communication, Ltd.                                                       142,473

Italy (1.0%)
-------------------------------------------------------------------------------------------------------------------
              1,800 Finmatica SpA (NON)                                                                     148,911
              7,700 Snai SpA                                                                                184,102
                                                                                                   ----------------
                                                                                                            333,013

Japan (0.6%)
-------------------------------------------------------------------------------------------------------------------
              1,000 MORITEX Corp.                                                                            74,861
                100 NICHII GAKKAN Co.                                                                         9,150
              8,000 Yoshimoto Kogyo Co., Ltd.                                                               104,991
                                                                                                   ----------------
                                                                                                            189,002

Netherlands (1.1%)
-------------------------------------------------------------------------------------------------------------------
              3,000 Draka Holding N.V.                                                                      191,866
              3,200 Unit 4 (NON)                                                                            161,456
                                                                                                   ----------------
                                                                                                            353,322

New Zealand (0.2%)
-------------------------------------------------------------------------------------------------------------------
             43,700 Advantage Group, Ltd. (NON)                                                              77,408

South Korea (0.4%)
-------------------------------------------------------------------------------------------------------------------
             19,200 First Technology Co., Ltd.                                                              131,709

Sweden (1.8%)
-------------------------------------------------------------------------------------------------------------------
              2,800 Connecta AB (NON)                                                                        89,386
              1,800 Effnet Group AB (NON)                                                                    80,649
                500 Enea Data AB                                                                             88,434
              1,600 HiQ Intl. AB                                                                            158,609
              4,000 Information Highway AB (NON)                                                             41,240
              2,700 Softronic AB                                                                             62,755
              7,650 Telelogic AB (NON)                                                                       58,269
                                                                                                   ----------------
                                                                                                            579,342

Switzerland (2.0%)
-------------------------------------------------------------------------------------------------------------------
                 50 Ascom Holding AG                                                                        169,762
                600 Micronas Semiconductor Holding AG (NON)                                                 318,630
              1,400 New Venturetec Ltd. (NON)                                                               156,007
                                                                                                   ----------------
                                                                                                            644,399

Taiwan (0.4%)
-------------------------------------------------------------------------------------------------------------------
             16,800 Systex Corp.                                                                             73,486
              8,000 Team Young Advanced Ceramics Co., Ltd.                                                   42,202
                                                                                                   ----------------
                                                                                                            115,688

United Kingdom (6.6%)
-------------------------------------------------------------------------------------------------------------------
              3,000 Autonomy Corp. Plc (NON)                                                                399,000
              4,000 Axon Group Plc                                                                           66,922
              2,700 Baltimore Technologies Plc (NON)                                                        270,825
              3,300 Cambridge Antibody Technology Group Plc (NON)                                           125,479
             10,000 Cedar Group Plc                                                                         111,589
              8,900 Celltech Group Plc (NON)                                                                145,311
             10,000 DIAGONAL Plc                                                                             83,342
              1,500 Dialog Semiconductor Plc (NON)                                                          165,002
                 10 Easynet Group Plc (NON)                                                                     142
              5,000 Fibernet Group Plc (NON)                                                                126,488
             10,000 Future Integrated Telephony Plc (NON)                                                    76,048
              9,200 Kingston Communication (Hull) Plc (NON)                                                 114,656
              4,500 Oxford Glycosciences Plc (NON)                                                          113,211
              4,800 Royalblue Group Plc                                                                      96,845
              3,900 Staffware Plc                                                                           139,214
             24,400 Xaar Plc (NON)                                                                          113,038
                                                                                                   ----------------
                                                                                                          2,147,112

United States (56.4%)
-------------------------------------------------------------------------------------------------------------------
              3,633 99 Cents Only Stores (NON)                                                              136,692
              2,000 Acme Communications, Inc. (NON)                                                          46,000
              3,900 Act Manufacturing, Inc. (NON)                                                           141,863
              4,010 Agile Software Corp. (NON)                                                              148,621
              1,700 Alkermes, Inc. (NON)                                                                     90,525
              2,400 Allegiance Telecom, Inc. (NON)                                                          169,800
              2,100 Allscripts, Inc. (NON)                                                                   65,100
              4,700 Alpha Industries, Inc. (NON)                                                            244,400
              1,000 Anaren Microwave, Inc. (NON)                                                            104,000
              1,540 Applied Micro Circuits Corp. (NON)                                                      198,468
              4,540 Ariba, Inc. (NON)                                                                       336,811
                850 Avanex Corp. (NON)                                                                      103,594
              2,200 Aware, Inc. (NON)                                                                        85,800
              2,200 Breakaway Solutions, Inc. (NON)                                                          58,025
              7,165 BroadVision, Inc. (NON)                                                                 314,812
              4,480 Brocade Communications Systems (NON)                                                    555,520
                200 Career Education Corp. (NON)                                                              7,562
              5,800 Certicom Corp. (NON)                                                                    295,739
              2,450 CheckFree Holdings Corp. (NON)                                                          124,491
              5,300 Citadel Communications Corp. (NON)                                                      207,031
              4,550 CNET Networks, Inc. (NON)                                                               157,259
              5,710 Covad Communications Group 144A (NON)                                                   158,453
                800 Cree Research, Inc. (NON)                                                               116,400
              2,550 Crossroads Systems, Inc. (NON)                                                          180,094
              4,500 Cyberonics, Inc. (NON)                                                                   91,688
              1,250 Digex, Inc. (NON)                                                                        97,500
              2,225 DoubleClick, Inc. (NON)                                                                 168,822
              3,370 E.piphany, Inc. (NON)                                                                   222,631
              1,800 Efficient Networks, Inc. (NON)                                                          118,350
              1,245 Entercom Communications Corp. (NON)                                                      52,913
              3,300 Exar Corp. (NON)                                                                        264,567
              2,400 Factory 2-U Stores, Inc. (NON)                                                           80,250
             10,900 Finisar Corp. (NON)                                                                     406,706
              5,754 Global Crossing, Ltd. (NON)                                                             181,251
              1,600 GlobeSpan, Inc. (NON)                                                                   152,000
              4,300 Harmonic Lightwaves, Inc. (NON)                                                         317,394
              2,320 I2 Technologies, Inc. (NON)                                                             299,860
              5,800 ICG Communications, Inc. (NON)                                                          172,550
              4,000 Informatica Corp. (NON)                                                                 167,750
              6,600 Information Holdings, Inc. (NON)                                                        169,125
              3,300 InfoSpace.com, Inc. (NON)                                                               236,981
              1,250 Interwoven, Inc. (NON)                                                                   86,563
              8,560 Jabil Circuit, Inc. (NON)                                                               350,425
              2,393 Juniper Networks, Inc. (NON)                                                            508,961
              1,311 Kana Communications, Inc. (NON)                                                          55,816
              5,000 LAM Research Corp. (NON)                                                                229,375
              3,700 Lamar Advertising Co. (NON)                                                             163,031
              1,100 Leap Wireless International, Inc. (NON)                                                  56,513
                900 Learning Tree International, Inc. (NON)                                                  43,144
              6,900 Liberty Digital, Inc.-Class A (NON)                                                     220,800
              7,800 LTX Corp. (NON)                                                                         356,850
              2,130 Macromedia, Inc. (NON)                                                                  185,310
              2,900 McAfee.com Corp. (NON)                                                                   50,388
              2,300 Mediaplex, Inc. (NON)                                                                   117,875
                350 Medimmune, Inc. (NON)                                                                    55,978
                600 Mercator Software, Inc. (NON)                                                            22,088
             11,700 Metromedia Fiber Network, Inc.-Class A (NON)                                            361,238
              3,400 Micrel, Inc. (NON)                                                                      294,100
              2,020 Micromuse, Inc. (NON)                                                                   198,213
              2,400 Nanometrics, Inc. (NON)                                                                  92,100
              3,730 Netegrity, Inc. (NON)                                                                   165,519
                300 Netework Plus Corp. (NON)                                                                 5,700
              1,100 Netro Corp. (NON)                                                                        47,438
                200 Network Solutions, Inc. (NON)                                                            29,600
              2,300 Next Level Communications, Inc. (NON)                                                   183,138
              1,700 NEXTLINK Communications, Inc.-Class A (NON)                                             143,331
              2,000 Novellus Systems, Inc. (NON)                                                            133,375
              6,500 Oak Technology, Inc. (NON)                                                               91,406
              2,000 Pegasus Communications Corp. (NON)                                                      218,250
              5,404 Peregrine Systems, Inc. (NON)                                                           130,034
              1,690 Phone.com, Inc. (NON)                                                                   141,960
              1,500 Photon Dynamics, Inc. (NON)                                                             111,000
              3,900 Pinnacle Holdings, Inc. (NON)                                                           219,131
                700 Poet Holdings, Inc. (NON)                                                                43,401
              3,120 Portal Software, Inc. (NON)                                                             143,130
              2,500 Predictive Systems, Inc. (NON)                                                          117,813
                300 Priceline.com, Inc. (NON)                                                                18,975
              8,900 Province Healthcare Co. (NON)                                                           256,988
              1,220 Proxicom, Inc. (NON)                                                                     41,709
              2,630 Proxim, Inc. (NON)                                                                      202,346
              3,540 QLogic Corp. (NON)                                                                      355,106
              1,400 Quantum Effect Devices, Inc. (NON)                                                       81,550
              1,420 Quest Software, Inc. (NON)                                                               53,516
              6,400 Radio One, Inc. (NON)                                                                   371,200
              1,300 Rare Medium Group, Inc. 144A (NON)                                                       26,731
              4,510 RealNetworks, Inc. (NON)                                                                214,779
              2,460 Redback Networks, Inc. (NON)                                                            195,263
             10,400 Regent Communications, Inc. (NON)                                                        89,050
              1,500 RF Micro Devices, Inc. (NON)                                                            156,094
              2,000 Salem Communications Corp.-Class A (NON)                                                 15,250
              7,200 SBA Communications Corp. (NON)                                                          292,500
              3,200 Scient Corp. (NON)                                                                      172,800
                600 Semtech Corp. (NON)                                                                      40,913
              2,700 Sepracor, Inc. (NON)                                                                    248,400
              1,300 Silicon Image, Inc. (NON)                                                                52,163
                290 SilverStream Software, Inc. (NON)                                                        11,455
              2,450 Software.com, Inc. (NON)                                                                198,144
              1,200 SonoSite, Inc. (NON)                                                                     39,525
                300 TeleCorp PCS, Inc. (NON)                                                                 13,388
              3,100 TMP Worldwide, Inc. (NON)                                                               202,663
              1,200 TranSwitch Corp. (NON)                                                                  105,675
              2,950 VeriSign, Inc. (NON)                                                                    411,156
              4,907 VERITAS Software Corp. (NON)                                                            526,352
              7,280 Vignette Corp. (NON)                                                                    350,805
              1,900 Virata Corp. (NON)                                                                      237,975
              1,600 Vitria Technology, Inc. (NON)                                                            59,100
              1,150 webMethods, Inc. (NON)                                                                  103,500
              8,200 WestWood One, Inc. (NON)                                                                290,075
                400 Wireless Facilities, Inc. (NON)                                                          23,151
              2,400 Zoran Corp. (NON)                                                                       119,850
              2,200 Zygo Corp. (NON)                                                                         56,100
                                                                                                   ----------------
                                                                                                         18,254,639
                                                                                                   ----------------
                    Total Common Stocks  (cost $32,696,956)                                        $     31,544,051

SHORT-TERM INVESTMENTS (0.8%) (a) (cost$ 268,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
           $268,000 Interest in $662,705,000 joint repurchase agreement dated April 28, 2000 with S.B.C. Warburg, Inc. due
                      May 1, 2000 with respect to various U.S. Treasury
                      obligations -- maturity value of $268,128 for an
                      effective yield of 5.71%                                                     $        268,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $32,964,956) (b)                                       $     31,812,051
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $32,381,036.

  (b) The aggregate identified cost on a tax basis is $32,993,308, resulting in gross unrealized appreciation and depreciation of $5,949,792 and $7,131,049, respectively, or net unrealized depreciation of $1,181,257.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933.
      These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at April 30, 2000 (as a percentage of net assets):

          Software                14.6%
          Electronics             12.6
          Technology              11.1
          Telecommunications      10.3

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
April 30, 2000 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $32,964,956) (Note 1)                                          $31,812,051
-------------------------------------------------------------------------------------------
Cash                                                                                 73,451
-------------------------------------------------------------------------------------------
Foreign currency (cost $39,254)                                                      42,057
-------------------------------------------------------------------------------------------
Dividends and interest receivable                                                     3,068
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               91,140
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                    1,566,742
-------------------------------------------------------------------------------------------
Total assets                                                                     33,588,509

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   898
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                  1,135,256
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            1,109
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          4,542
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           60,458
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           820
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                            250
-------------------------------------------------------------------------------------------
Other accrued expenses                                                                4,140
-------------------------------------------------------------------------------------------
Total liabilities                                                                 1,207,473
-------------------------------------------------------------------------------------------
Net assets                                                                      $32,381,036

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                 $31,389,228
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                            (99,281)
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                            2,241,966
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                                (1,150,877)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                      $32,381,036

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($32,381,036 divided by 1,023,128 shares)                                            $31.65
-------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $31.65)*                                      $33.58
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended April 30, 2000 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $904)                                           $    7,093
-------------------------------------------------------------------------------------------
Interest                                                                             41,003
-------------------------------------------------------------------------------------------
Total investment income                                                              48,096

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     95,515
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      141,440
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     1,279
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      1,021
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               4,958
-------------------------------------------------------------------------------------------
Registration fees                                                                     7,312
-------------------------------------------------------------------------------------------
Auditing                                                                             18,906
-------------------------------------------------------------------------------------------
Legal                                                                                 2,283
-------------------------------------------------------------------------------------------
Postage                                                                                 490
-------------------------------------------------------------------------------------------
Other                                                                                 4,253
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by manager (Note 2)                                     (104,336)
-------------------------------------------------------------------------------------------
Total expenses                                                                      173,121
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (9,567)
-------------------------------------------------------------------------------------------
Net expenses                                                                        163,554
-------------------------------------------------------------------------------------------
Net investment loss                                                                (115,458)
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                  2,319,516
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                         (19,516)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities in
foreign currencies during the period                                                 16,935
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                     (3,578,091)
-------------------------------------------------------------------------------------------
Net loss on investments                                                          (1,261,156)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                            $(1,376,614)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                         April 30       October 31
                                                                            2000*             1999
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                                 $    (115,458)     $   (33,316)
--------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                                   2,300,000        2,068,146
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies           (3,561,156)       2,306,429
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                        (1,376,614)       4,341,259
--------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized
gain on investments                                                    (1,818,796)              --
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                      27,802,432        1,471,049
--------------------------------------------------------------------------------------------------
Total increase in net assets                                           24,607,022        5,812,308

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                     7,774,014        1,961,706
--------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $99, 281 and undistributed net investment income
of $16,177, respectively)                                             $32,381,036       $7,774,014
--------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

--------------------------------------------------------------------------
                                  Six months
                                    ended                  For the period
Per-share                          April 30   Year ended    May 6, 1998+
operating performance            (Unaudited)  October 31   to October 31
--------------------------------------------------------------------------
                                     2000         1999         1998
--------------------------------------------------------------------------
Net asset value,
beginning of period                $22.72        $7.87        $8.50
--------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------
Net investment loss (a)(d)           (.17)        (.12)        (.02)
--------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          13.51        14.97         (.61)
--------------------------------------------------------------------------
Total from
investment operations               13.34        14.85         (.63)
--------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------
From net realized gain
on investments                      (4.41)          --           --
--------------------------------------------------------------------------
Total distributions                 (4.41)          --           --
--------------------------------------------------------------------------
Net asset value,
end of period                      $31.65       $22.72        $7.87
--------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------
Total return at
net asset value (%)(b)              60.54*      188.69        (7.41)*
--------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $32,381       $7,774       $1,962
--------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)          .72*        1.45          .71*
--------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(d)         (.48)*       (.80)        (.29)*
--------------------------------------------------------------------------
Portfolio turnover (%)             150.54*      312.75       150.43*
--------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

  (d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $.16, $.13 and $.10 per share for the periods ended April 30, 2000, October 31, 1999 and October 31, 1998, respectively. (Note 2)


NOTES TO FINANCIAL STATEMENTS
April 30, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Worldwide Equity Fund (the "fund") is a series of Putnam Investment Funds ("the trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks long-term capital appreciation by investing primarily in common stocks of companies located in a number of foreign countries and in the United States.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principle exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.
Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is, at all times, at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked-to-market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended April 30, 2000, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

J) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through October 31, 2000, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses, or credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc., and payments under the Trust's distribution plan) would exceed an annual rate of 1.45% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended April 30, 2000, fund expenses were reduced by $9,567 under expense-offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense-offset arrangements in an income-producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is currently not making any payments pursuant to the Plan.

For the six months ended April 30, 2000, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the six months ended April 30, 2000, Putnam Mutual Funds Corp., acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the six months ended April 30, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $59,343,079 and $33,997,341, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At April 30, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended April 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    842,607         $33,666,514
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   62,891           1,818,796
---------------------------------------------------------------------------
                                               905,498          35,485,310

Shares
repurchased                                   (224,571)         (7,682,878)
---------------------------------------------------------------------------
Net increase                                   680,927         $27,802,432
---------------------------------------------------------------------------

                                               Year ended October 31, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    121,826          $1,939,193
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                   --
---------------------------------------------------------------------------
                                               121,826           1,939,193

Shares
repurchased                                    (28,842)           (468,144)
---------------------------------------------------------------------------
Net increase                                    92,984          $1,471,049
---------------------------------------------------------------------------


FUND INFORMATION

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Roland W. Gillis
Vice President and Fund Manager

Robert J. Swift
Vice President and Fund Manager

Stephen P. Dexter
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Worldwide Equity Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


61429  21H  6/00


Putnam
Capital
Opportunities
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-00

[SCALE LOGO OMITTED]


FROM THE CHAIRMAN

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[COPYRIGHT] Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on fiscal year 2000. In the following report, the fund's managers discuss performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam Capital Opportunities Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. As of July 1, 2000, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 21, 2000


REPORT FROM THE FUND MANAGERS

Joseph P. Joseph
Sandeep Mehta

Despite a volatile final month, the year ended April 30, 2000, was a solid one for Putnam Capital Opportunities Fund. Our continued focus on strong small and midsize companies in growing sectors such as technology and business services helped generate the strongest annual return in your fund's brief history. For most of the period, U.S. financial markets were delivering robust -- and in many cases record-breaking -- returns. At the close of 1999, the Nasdaq Composite Index, a common measure of technology stocks, had risen 85.6%, the biggest annual gain for a major market index in U.S. history. In addition, the Dow Jones Industrial Average and the S&P 500 Index, which measure the performance of large-company stocks, posted double-digit gains for a record fifth straight year. This momentum continued into the new year but reversed sharply in the final weeks of the fiscal period.

Total return for 12 months ended 4/30/00

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
----------------------------------------------------------------------
  16.23%   9.58%   15.57%  10.57%   15.59%  14.59%   15.78%   11.75%
----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.

* TECH STOCKS PLAY MAJOR ROLE IN FISCAL 2000

Beginning in mid March, a number of factors were combining to create weakness in the stock market. This eventually led to sharp volatility, with the major indexes experiencing some of their largest point drops on record during April. Perhaps most alarming to investors was an April 14 report on the consumer price index that indicated inflation may be on the rise. This report was a catalyst for investors who had been sorting through other potentially negative news, including the Microsoft antitrust verdict, some disappointing earnings announcements, and press reports that many stocks, especially in the technology sector, were overvalued. By the end of April, the Dow had lost more than 12% since its peak in January, the S&P had dropped more than 11% since its March 24 peak, and the Nasdaq had declined more than 32% since its high on March 10.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Electronics           19.4%

Software              12.8%

Banking               12.2%

Communications
equipment             11.4%

Commercial and
consumer services      5.0%

Footnote reads:
*Based on net assets as of 4/30/00. Holdings will vary over time.


During the fiscal year, the pervasive influence of technology, and especially the Internet, touched almost every growth sector. The inclusion of Microsoft and Intel in the Dow Jones Industrial Average and the addition of Internet stocks Yahoo! and America Online to the S&P 500 Index illustrated the growing influence of technology in today's economy. In the last year, approximately 150,000 new users worldwide went online each day and more than 61 million U.S. homes are now connected to the Internet. We're pleased to report that your fund took full advantage of the growth opportunities in the technology sector.

Among the notable technology holdings during the period were Oak Technologies, which has since been sold, and E-Tek Dynamics. Oak manufactures semiconductors and software for the optical storage, consumer electronics, and digital imaging equipment markets. E-Tek has benefited from an explosive demand for its fiber-optics components. Fiber-optic technology allows for high-speed transmission of data, video, Internet, and multimedia applications.

In addition, the fund benefited considerably when E-Tek was acquired by competitor JDS Uniphase in January. Another technology holding, Redback Networks, was added to the portfolio because of its attractive price and strong growth potential. Redback provides advanced networking systems that enable cable operators and Internet service providers to deliver high-speed access to the Internet and corporate computer networks. While these holdings and others discussed in this report were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.


"We believe that a lot of the risk has come out of the market with the recent correction, and the fund's holdings remain fundamentally strong. As a result, we are not planning any major sector shifts."

-- Joseph P. Joseph, portfolio manager


Of course, the gains that technology stocks enjoyed during most of the period were dampened in April by the sector's sharp downturn. It is important to note that such volatility is a natural part of stock market investing and we believe the economy and the fund's holdings remain fundamentally strong. In fact, the recent turbulence has given us an unusual opportunity to purchase shares of solid companies at attractively low prices. This was especially beneficial for your fund, since part of its strategy is to target stocks that may be underpriced by the market.

* ADVERTISERS, BUSINESS SERVICES THRIVE IN BOOMING ECONOMY

Technology stocks are not the only holdings that have benefited from explosive Internet demand. The advertising industry has also thrived as Internet companies seek to build brand recognition. One of the most effective methods for doing this is to advertise through traditional outlets such as TV, radio, and billboards. This surge in advertising, which also reflects the strength of the economy, benefited fund holdings such as True North Communications, a global advertising and communications holding company.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Plexus Corp.
Electronics

Methode Electronics Class A
Electronics

True North Communications, Inc.
Advertising and marketing services

Corning, Inc.
Communications equipment

Flextronics International, Ltd.
Electronics

Cypress Semiconductor Corp.
Semiconductors

Korn/Ferry International
Commercial and consumer services

Aeroflex, Inc.
Aerospace/defense

Rational Software Corp.
Software

M&T Bank Corp.
Banking

Footnote reads:
These holdings represent 29.0% of the fund's net assets as of 4/30/00. Portfolio holdings will vary over time.


When we added True North to the portfolio, the company had a lower growth rate than most of its competitors and its stock was attractively priced. We believed the company's new management team and several new initiatives would lead to accelerated growth rates. Indeed, True North recently announced stronger than expected first quarter profits thanks to its focus on expanding key client relationships, collaborating between its agencies, and building new business through acquisitions in Europe.

The strong economy has also boosted business services such as fund holding Korn/Ferry International. In addition to profiting from the tight job market, this company, the world's largest executive search firm, is also developing innovative recruitment tools. One of its subsidiaries is Futurestep.com, which uses the global reach of the Internet to help businesses fill management positions.

In the retail sector of the fund's portfolio, the stock of Duane Reade has been a standout. It is the largest drugstore chain in New York City, with 75 of its 128 stores located in Manhattan's high-traffic business and residential districts. This stock performed well during the period, most notably during April, when many other stocks were underperforming.

* FOCUS ON STRATEGY CONTINUES INTO NEXT FISCAL YEAR

As the period came to a close, our commitment to a disciplined investment process became more significant as U.S. financial markets continued to experience sharp volatility. We remain focused on targeting stocks of small and midsize companies and will not shift from that strategy in response to short-term market fluctuations. In particular, we continue to seek stocks that may be underpriced by the market and that remain relatively unnoticed by investors. This focus, combined with our intensive research and stock selection process, should enable the fund to deliver solid long-term returns over time.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/00, there is no guarantee the fund will continue to hold these securities in the future. The fund invests in small and midsize companies. Such investments increase the risk of greater price fluctuations.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Capital Opportunities Fund is designed for investors seeking long-term growth of capital by investing primarily in stocks of U.S. companies that Putnam believes offer above-average growth potential.




TOTAL RETURN FOR PERIODS ENDED 4/30/00

                     Class A          Class B          Class C         Class M
(inception dates)    (6/1/98)        (6/29/98)        (7/26/99)       (6/29/98)
                   NAV     POP     NAV     CDSC     NAV     CDSC     NAV     POP
----------------------------------------------------------------------------------
1 year           16.23%   9.58%  15.57%   10.57%  15.59%   14.59%  15.78%  11.75%
----------------------------------------------------------------------------------
Life of fund     10.73    4.35    9.34     5.34    9.36     9.36    9.86    6.00
Annual average    5.45    2.24    4.76     2.74    4.77     4.77    5.02    3.08
----------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/00

                          Russell        Consumer
                        2000 Index      price index
-----------------------------------------------------
1 year                    18.42%           3.01%
-----------------------------------------------------
Life of fund              13.58            5.16
Annual average             6.87            2.66
-----------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect an expense limitation currently or previously in effect. Without the limitation, total returns would have been lower.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 6/1/98

                   Fund's class A     Russell 2000      Consumer price
Date                shares at POP         Index              index

6/1/98                 9,424             10,000             10,000
6/30/98                9,523             10,021             10,012
9/30/98                7,783              8,002             10,049
12/31/98               9,011              9,307             10,098
3/31/99                8,399              8,802             10,141
6/30/99                9,367             10,171             10,209
9/30/99                8,777              9,528             10,307
12/31/99              11,447             11,286             10,369
3/31/00               11,714             12,085             10,516
4/30/00              $10,435            $11,358            $10,516

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $10,934 ($10,534 with the contingent deferred sales charge);
a $10,000 investment in the fund's class C shares would have been valued at $10,936 and no contingent deferred sales charge would apply; a $10,000 investment in the fund's class M shares would have been valued at $10,986 ($10,600 at public offering price). See first page of performance section for performance calculation method.


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 4/30/00

                             Class A       Class B       Class C      Class M
-------------------------------------------------------------------------------
Distributions (number)*        --            --            --           --
-------------------------------------------------------------------------------
Share value:               NAV     POP       NAV           NAV      NAV     POP
-------------------------------------------------------------------------------
4/30/99                  $8.07   $8.56     $8.03            --    $8.05   $8.34
-------------------------------------------------------------------------------
7/26/99+                    --      --        --         $8.22       --      --
-------------------------------------------------------------------------------
4/30/00                   9.38    9.95      9.28          9.34     9.32    9.66
-------------------------------------------------------------------------------

*The fund did not make any distributions during the period.

+Inception of class C shares.




TOTAL RETURN FOR PERIODS ENDED 3/31/00 (most recent calendar quarter)

                     Class A           Class B           Class C           Class M
(inception dates)    (6/1/98)         (6/29/98)         (7/26/99)         (6/29/98)
                   NAV      POP     NAV      CDSC     NAV      CDSC     NAV       POP
--------------------------------------------------------------------------------------

1 year           39.47%   31.46%  38.43%   33.43%   38.44%   37.44%   38.78%    33.97%
--------------------------------------------------------------------------------------
Life of fund     24.31    17.14   22.65    18.65    22.71    22.71    23.19     18.85
Annual average   12.55     8.98   11.73     9.74    11.76    11.76    12.00      9.84
--------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.



TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Russell 2000 Index is an unmanaged list of common stocks that is frequently used as a performance measure for small and midsize company stocks. The index assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS
For the fiscal year ended April 30, 2000


To the Trustees and Shareholders of
Putnam Capital Opportunities Fund
(a series of Putnam Investment Funds)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Capital Opportunities Fund (the "fund") at April 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at April 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
June 6, 2000




THE FUND'S PORTFOLIO
April 30, 2000


COMMON STOCKS (98.2%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (4.8%)
-------------------------------------------------------------------------------------------------------------------
            143,200 True North Communications, Inc.                                                $      5,898,050
            103,500 Valassis Communications, Inc. (NON)                                                   3,525,469
                                                                                                   ----------------
                                                                                                          9,423,519

Aerospace/Defense (2.6%)
-------------------------------------------------------------------------------------------------------------------
            136,400 Aeroflex, Inc.                                                                        5,080,900

Banking (12.2%)
-------------------------------------------------------------------------------------------------------------------
             33,900 Bank United Corp. Class A                                                             1,125,056
             68,100 City National Corp.                                                                   2,506,931
             87,900 Commerce Bancorp, Inc.                                                                3,488,531
             53,800 Investors Financial Services Corp.                                                    4,391,425
             10,100 M & T Bank Corp.                                                                      4,436,425
            223,200 North Fork Bancorporation, Inc.                                                       3,613,050
             99,900 Zions Bancorp                                                                         4,145,850
                                                                                                   ----------------
                                                                                                         23,707,268

Biotechnology (4.0%)
-------------------------------------------------------------------------------------------------------------------
             77,100 Cell Genesys, Inc. (NON)                                                              1,440,806
            163,500 Connetics Corp. (NON)                                                                 1,553,250
             15,400 Gilead Sciences, Inc. (NON)                                                             834,488
             70,900 Guilford Pharmaceuticals, Inc. (NON)                                                  1,231,888
             25,200 Maxim Pharmaceuticals, Inc. (NON)                                                       976,500
             56,000 Titan Pharmaceuticals, Inc. (NON)                                                     1,792,000
                                                                                                   ----------------
                                                                                                          7,828,932

Broadcasting (2.6%)
-------------------------------------------------------------------------------------------------------------------
             50,700 Emmis Communications Class A (NON)                                                    2,154,750
             66,000 Entercom Communications Corp. (NON)                                                   2,805,000
                                                                                                   ----------------
                                                                                                          4,959,750

Building Materials (0.3%)
-------------------------------------------------------------------------------------------------------------------
             67,600 Hexcel Corp.                                                                            574,600

Commercial and Consumer Services (5.0%)
-------------------------------------------------------------------------------------------------------------------
             72,800 Heidrick & Struggles International, Inc. (NON)                                        2,620,800
            205,800 Korn/Ferry International (NON)                                                        5,453,700
             51,800 TeleTech Holdings, Inc. (NON)                                                         1,689,975
                                                                                                   ----------------
                                                                                                          9,764,475

Communications Equipment (11.4%)
-------------------------------------------------------------------------------------------------------------------
             40,000 Advanced Fibre Communications, Inc. (NON)                                             1,827,500
             29,298 Corning, Inc.                                                                         5,786,355
             86,500 Digital Microwave Corp. (NON)                                                         3,195,094
             20,800 Efficient Networks, Inc. (NON)                                                        1,367,600
             11,500 Netro Corp. (NON)                                                                       495,938
             46,100 Paradyne Networks, Inc. (NON)                                                         1,299,444
             15,100 Powerwave Technologies, Inc. (NON)                                                    3,141,744
             20,600 Proxim, Inc. (NON)                                                                    1,584,913
             24,836 Redback Networks, Inc. (NON)                                                          1,971,358
            106,600 SpectraLink Corp. (NON)                                                               1,539,038
                                                                                                   ----------------
                                                                                                         22,208,984

Computers (1.5%)
-------------------------------------------------------------------------------------------------------------------
             52,000 Cognex Corp. (NON)                                                                    2,957,500

Electrical Equipment (0.8%)
-------------------------------------------------------------------------------------------------------------------
             48,000 Excel Technology, Inc. (NON)                                                          1,506,000

Electronics (19.4%)
-------------------------------------------------------------------------------------------------------------------
             28,800 Act Manufacturing, Inc. (NON)                                                         1,047,600
             32,800 Alpha Industries, Inc.                                                                1,705,600
             32,500 ASM International N.V. (Netherlands) (NON)                                            1,121,250
             10,600 E-Tek Dynamics, Inc. (NON)                                                            2,170,350
             81,869 Flextronics International, Ltd. (NON)                                                 5,751,297
             62,500 Keithley Instruments, Inc.                                                            3,484,375
            142,400 Methode Electronics Class A                                                           5,934,075
             57,200 Nanometrics, Inc. (NON)                                                               2,195,050
            107,700 Plexus Corp. (NON)                                                                    8,252,513
             82,600 Spectra-Physics Lasers, Inc. (NON)                                                    4,212,600
             22,400 TranSwitch Corp. (NON)                                                                1,972,600
                                                                                                   ----------------
                                                                                                         37,847,310

Energy (1.9%)
-------------------------------------------------------------------------------------------------------------------
             74,500 Marine Drilling Co., Inc. (NON)                                                       1,937,000
             47,100 Nabors Industries, Inc. (NON)                                                         1,857,506
                                                                                                   ----------------
                                                                                                          3,794,506

Manufacturing (0.8%)
-------------------------------------------------------------------------------------------------------------------
             83,000 GSI Lumonics, Inc. (NON)                                                              1,561,438

Medical Technology (3.1%)
-------------------------------------------------------------------------------------------------------------------
             33,200 Avigen, Inc. (NON)                                                                    1,087,300
             26,400 Coherent, Inc. (NON)                                                                  1,526,250
            106,900 Sybron International Corp. (NON)                                                      3,327,263
                                                                                                   ----------------
                                                                                                          5,940,813

Oil & Gas (0.8%)
-------------------------------------------------------------------------------------------------------------------
             31,600 Devon Energy Corp.                                                                    1,522,725

Pharmaceuticals (1.5%)
-------------------------------------------------------------------------------------------------------------------
            138,600 NPS Pharmaceuticals, Inc. (NON)                                                       1,801,800
             19,300 United Therapeutics Corp. (NON)                                                       1,090,450
                                                                                                   ----------------
                                                                                                          2,892,250

Restaurants (0.5%)
-------------------------------------------------------------------------------------------------------------------
             69,800 Buca, Inc. (NON)                                                                      1,051,363

Retail (5.0%)
-------------------------------------------------------------------------------------------------------------------
             53,600 Ames Department Stores, Inc. (NON)                                                      961,450
            110,900 Duane Reade, Inc. (NON)                                                               3,327,000
             24,000 Michaels Stores, Inc. (NON)                                                             946,500
             60,000 Too, Inc. (NON)                                                                       1,796,250
             62,600 Whole Foods Market, Inc. (NON)                                                        2,664,413
                                                                                                   ----------------
                                                                                                          9,695,613

Semiconductors (4.6%)
-------------------------------------------------------------------------------------------------------------------
             27,500 CyberOptics Corp. (NON)                                                               1,051,875
            105,400 Cypress Semiconductor Corp. (NON)                                                     5,474,213
             37,950 Microchip Technology, Inc. (NON)                                                      2,355,272
                                                                                                   ----------------
                                                                                                          8,881,360

Shipping (1.4%)
-------------------------------------------------------------------------------------------------------------------
            101,200 Circle International Group, Inc.                                                      2,688,125

Software (12.8%)
-------------------------------------------------------------------------------------------------------------------
             36,800 Business Objects S.A. ADR (France) (NON) (SEG)                                        3,601,800
             35,000 Documentum, Inc. (NON)                                                                2,065,000
             58,000 Entrust Technologies, Inc. (NON)                                                      2,849,250
             21,100 Informatica Corp. (NON)                                                                 884,881
             29,200 ISS Group, Inc.(NON)                                                                  2,640,775
             45,000 Macromedia, Inc. (NON)                                                                3,915,000
             28,200 Micromuse, Inc. (NON)                                                                 2,767,125
             45,900 ONYX Software Corp. (NON)                                                               978,244
             21,600 Pivotal Corp. (NON)                                                                     689,850
             52,800 Rational Software Corp. (NON)                                                         4,494,600
                                                                                                   ----------------
                                                                                                         24,886,525

Technology Services (0.5%)
-------------------------------------------------------------------------------------------------------------------
             35,100 FactSet Research Systems, Inc.                                                        1,009,125

Telecommunications (0.7%)
-------------------------------------------------------------------------------------------------------------------
             27,300 Leap Wireless International, Inc. (NON)                                               1,402,532
                                                                                                   ----------------
                    Total Common Stocks  (cost $176,567,196)                                       $    191,185,613

SHORT-TERM INVESTMENTS (0.6%) (a) (cost $1,232,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $    1,232,000 Interest in $662,705,000 joint repurchase agreement dated April 28, 2000 with S.B.C. Warburg, Inc. due
                      May 1, 2000 with respect to various U.S. Treasury
                      obligations -- maturity value of $1,232,586 for an
                      effective yield of 5.71%                                                     $      1,232,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $177,799,196) (b)                                      $    192,417,613
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $194,718,114.

  (b) The aggregate identified cost on a tax basis is $178,547,788, resulting in gross unrealized appreciation and depreciation of $35,584,118and $21,714,293, respectively, or net unrealized appreciation of $13,869,825.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April
      30, 2000.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

-------------------------------------------------------------------------
Futures Contracts Outstanding at April 30, 2000

                               Aggregate Face    Expiration    Unrealized
                Total Value        Value           Date      Depreciation
-------------------------------------------------------------------------
S&P Index 500
(Long)            $365,000       $365,538         Jun-00        $(538)
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
April 30, 2000

Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $177,799,196) (Note 1)                                        $192,417,613
-------------------------------------------------------------------------------------------
Cash                                                                                299,882
-------------------------------------------------------------------------------------------
Dividends and interest receivable                                                    42,181
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            1,996,924
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                    3,539,029
-------------------------------------------------------------------------------------------
Total assets                                                                    198,295,629

Liabilities
-------------------------------------------------------------------------------------------
Payable for variation margin                                                            538
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                  2,788,535
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                          246,009
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        323,138
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           51,145
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                         5,645
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                            512
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                               95,902
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               66,091
-------------------------------------------------------------------------------------------
Total liabilities                                                                 3,577,515
-------------------------------------------------------------------------------------------
Net assets                                                                     $194,718,114

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                             $170,419,936
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                             9,680,299
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                       14,617,879
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                     $194,718,114

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($90,219,191 divided by 9,613,269 shares)                                             $9.38
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $9.38)*                                $9.95
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($94,738,324 divided by 10,204,870 shares)**                                          $9.28
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($1,970,579 divided by 210,897 shares)**                                              $9.34
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($7,790,020 divided by 836,281 shares)                                                $9.32
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $9.32)*                                $9.66
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended April 30, 2000
Investment income:
-------------------------------------------------------------------------------------------
Dividends                                                                       $   589,195
-------------------------------------------------------------------------------------------
Interest                                                                            207,669
-------------------------------------------------------------------------------------------
Total investment income                                                             796,864

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  1,093,389
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      323,380
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    13,069
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      6,477
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               187,220
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                               872,388
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                 4,595
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                43,955
-------------------------------------------------------------------------------------------
Reports to shareholders                                                              35,542
-------------------------------------------------------------------------------------------
Registration fees                                                                     4,967
-------------------------------------------------------------------------------------------
Auditing                                                                             63,714
-------------------------------------------------------------------------------------------
Legal                                                                                 4,647
-------------------------------------------------------------------------------------------
Postage                                                                              30,468
-------------------------------------------------------------------------------------------
Other                                                                                25,388
-------------------------------------------------------------------------------------------
Total expenses                                                                    2,709,199
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (96,850)
-------------------------------------------------------------------------------------------
Net expenses                                                                      2,612,349
-------------------------------------------------------------------------------------------
Net investment loss                                                              (1,815,485)
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                 13,898,765
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                     250,269
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
futures contracts during the year                                                 5,325,775
-------------------------------------------------------------------------------------------
Net gain on investments                                                          19,474,809
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $17,659,324
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

                                                                                         For the period
                                                                                          June 1, 1998
                                                                       Year ended         (commencement
                                                                         April 30         of operations)
                                                                           2000         to April 30, 1999
---------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------
Net investment loss                                                $   (1,815,485)      $      (94,357)
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                14,149,034           (2,712,512)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                              5,325,775            9,292,104
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   17,659,324            6,485,235
---------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------
  From return of capital
   Class A                                                                     --             (158,202)
---------------------------------------------------------------------------------------------------------
   Class B                                                                     --              (87,810)
---------------------------------------------------------------------------------------------------------
   Class C                                                                     --                   --
---------------------------------------------------------------------------------------------------------
   Class M                                                                     --               (7,773)
---------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                      24,974,161          143,853,179
---------------------------------------------------------------------------------------------------------
Total increase in net assets                                           42,633,485          150,084,629

Net assets
---------------------------------------------------------------------------------------------------------
Beginning of year (Note 5)                                            152,084,629            2,000,000
---------------------------------------------------------------------------------------------------------
End of year                                                          $194,718,114         $152,084,629
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A

---------------------------------------------------------------------
                                                  For the period
Per-share                         Year ended       June 1, 1998+
operating performance              April 30         to April 30
---------------------------------------------------------------------
                                     2000               1999
---------------------------------------------------------------------
Net asset value,
beginning of period                 $8.07              $8.50
------------------------------------------------------------------
Investment operations
------------------------------------------------------------------
Net investment income (loss)(a)      (.06)               .03(d)
------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                1.37               (.43)(e)
------------------------------------------------------------------
Total from
investment operations                1.31               (.40)
------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------
From return of capital                 --               (.03)
------------------------------------------------------------------
Net asset value,
end of period                       $9.38              $8.07
------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------
Total return at
net asset value (%)(b)              16.23              (4.73)*
------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $90,219            $62,900
------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)            1.20               1.15*(d)
------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)            (.67)               .30*(d)
---------------------------------------------------------------------
Portfolio turnover (%)             272.09             272.40*
---------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (c) Includes amounts paid through expense offset arrangements.

  (d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 per share for class A, class B, and class M for the period ended April 30, 1999.

  (e) The amount shown for net realized and unrealized gain (loss) on investments may not agree with the amounts shown on the Statement of changes in net assets because of the timing of sales and repurchases of the fund's shares in relation to the fluctuating market values for the portfolio.


FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B

-------------------------------------------------------------------
                                                    For the period
Per-share                            Year ended     June 29, 1998+
operating performance                 April 30       to April 30
-------------------------------------------------------------------
                                        2000             1999
-------------------------------------------------------------------
Net asset value,
beginning of period                    $8.03            $8.40
-------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------
Net investment loss (a)                 (.13)            (.02)(d)
-------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                   1.38             (.34)(e)
-------------------------------------------------------------------
Total from
investment operations                   1.25             (.36)
-------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------
From return of capital                    --             (.01)
-------------------------------------------------------------------
Net asset value,
end of period                          $9.28            $8.03
-------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------
Total return at
net asset value (%)(b)                 15.57            (4.27)*
-------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $94,738          $84,777
-------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.95             1.69*(d)
-------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.42)            (.34)*(d)
-------------------------------------------------------------------
Portfolio turnover (%)                272.09           272.40*
-------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (c) Includes amounts paid through expense offset arrangements.

  (d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 per share for class A, class B, and class M for the period ended April 30, 1999.

  (e) The amount shown for net realized and unrealized gain (loss) on investments may not agree with the amounts shown on the Statement of changes in net assets because of the timing of sales and repurchases of the fund's shares in relation to the fluctuating market values for the portfolio.


FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C

--------------------------------------------
                               For the period
Per-share                       July 26, 1999+
operating performance            to April 30
--------------------------------------------
                                     2000
--------------------------------------------
Net asset value,
beginning of period                 $8.22
--------------------------------------------
Investment operations
--------------------------------------------
Net investment loss (a)              (.11)
--------------------------------------------
Net realized and unrealized
gain on investments                  1.23
--------------------------------------------
Total from
investment operations                1.12
--------------------------------------------
Less distributions:
--------------------------------------------
From return of capital                 --
--------------------------------------------
Net asset value,
end of period                       $9.34
--------------------------------------------

Ratios and supplemental data
--------------------------------------------
Total return at
net asset value (%)(b)              13.63*
--------------------------------------------
Net assets, end of period
(in thousands)                     $1,971
--------------------------------------------
Ratio of expenses to
average net assets (%)(c)            1.50*
--------------------------------------------
Ratio of net investment loss
to average net assets (%)           (1.16)*
--------------------------------------------
Portfolio turnover (%)             272.09
--------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (c) Includes amounts paid through expense offset arrangements.

  (d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 per share for class A, class B, and class M for the period ended April 30, 1999.

  (e) The amount shown for net realized and unrealized gain (loss) on investments may not agree with the amounts shown on the Statement of changes in net assets because of the timing of sales and repurchases of the fund's shares in relation to the fluctuating market values for the portfolio.


FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M

-----------------------------------------------------------------------
                                                      For the period
Per-share                            Year ended        June 29, 1998+
operating performance                 April 30          to April 30
-----------------------------------------------------------------------
                                        2000               1999
-----------------------------------------------------------------------
Net asset value,
beginning of period                    $8.05              $8.40
-----------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------
Net investment loss (a)                 (.11)              (.01)(d)
-----------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                   1.38               (.32)(e)
-----------------------------------------------------------------------
Total from
investment operations                   1.27               (.33)
-----------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------
From return of capital                    --               (.02)
-----------------------------------------------------------------------
Net asset value,
end of period                          $9.32              $8.05
-----------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------
Total return at
net asset value  (%)(b)                15.78              (3.98)*
-----------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $7,790             $4,408
-----------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.70               1.48*(d)
-----------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.18)              (.13)*(d)
-----------------------------------------------------------------------
Portfolio turnover (%)                272.09             272.40*
-----------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (c) Includes amounts paid through expense offset arrangements.

  (d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 per share for class A, class B, and class M for the period ended April 30, 1999.

  (e) The amount shown for net realized and unrealized gain (loss) on investments may not agree with the amounts shown on the Statement of changes in net assets because of the timing of sales and repurchases of the fund's shares in relation to the fluctuating market values for the portfolio.


NOTES TO FINANCIAL STATEMENTS
April 30, 2000

Note 1
Significant accounting policies

Putnam Capital Opportunities Fund ("the fund") is one of a series of Putnam Investment Funds ("the trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund invests primarily in equity securities of U.S. companies that Putnam Investment Management, Inc., ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes offer above-average growth prospects or are undervalued in relation to underlying asset values or earnings potential and have the potential for long-term appreciation.

The fund offers class A, class B, class C and class M shares. The fund began offering class C shares on July 26, 1999. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

E) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended April 30, 2000, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended April 30, 2000, the fund reclassified $1,815,485 to decrease accumulated net investment loss and $303 to increase paid-in-capital, with a decrease to accumulated net realized gains of $1,815,788. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended April 30, 2000, fund expenses were reduced by $96,850 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $622 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended April 30, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $101,944 and $7,198 from the sale of class A and class M shares, respectively, and received $184,627 and $507 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended April 30, 2000, Putnam Mutual Funds Corp., acting as underwriter received $190 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended April 30, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $475,719,012 and $450,471,629, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At April 30, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         For the year ended April 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,445,269         $51,932,918
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             5,445,269          51,932,918

Shares
repurchased                                 (3,630,460)        (32,355,355)
---------------------------------------------------------------------------
Net increase                                 1,814,809         $19,577,563
---------------------------------------------------------------------------

                                               For the period June 1, 1998
                                           (commencement of operations) to
                                                            April 30, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  9,759,414         $74,972,006
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   20,372             153,603
---------------------------------------------------------------------------
                                             9,779,786          75,125,609

Shares
repurchased                                 (2,216,620)        (16,686,789)
---------------------------------------------------------------------------
Net increase                                 7,563,166         $58,438,820
---------------------------------------------------------------------------

                                         For the year ended April 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,325,059         $40,568,489
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             4,325,059          40,568,489

Shares
repurchased                                 (4,671,662)        (39,821,976)
---------------------------------------------------------------------------
Net increase
(decrease)                                    (346,603)        $   746,513
---------------------------------------------------------------------------

                                              For the period June 29, 1998
                                           (commencement of operations) to
                                                            April 30, 1999
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 13,199,941        $100,903,304
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   11,355              85,613
---------------------------------------------------------------------------
                                            13,211,296         100,988,917

Shares
repurchased                                 (2,659,823)        (19,916,740)
---------------------------------------------------------------------------
Net increase                                10,551,473        $ 81,072,177
---------------------------------------------------------------------------

                                              For the period July 26, 1999
                                           (commencement of operations) to
                                                            April 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    223,465          $2,178,970
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               223,465           2,178,970

Shares
repurchased                                    (12,568)           (129,098)
---------------------------------------------------------------------------
Net increase                                   210,897          $2,049,872
---------------------------------------------------------------------------

                                          For the year ended April 30,2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,120,405         $18,616,945
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             2,120,405          18,616,945

Shares
repurchased                                 (1,831,813)        (16,016,732)
---------------------------------------------------------------------------
Net increase                                   288,592         $ 2,600,213
---------------------------------------------------------------------------

                                              For the period June 29, 1998
                                           (commencement of operations) to
                                                            April 30, 1999
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,167,036          $9,038,230
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,006               7,586
---------------------------------------------------------------------------
                                             1,168,042           9,045,816

Shares
repurchased                                   (620,353)         (4,703,634)
---------------------------------------------------------------------------
Net increase                                   547,689          $4,342,182
---------------------------------------------------------------------------

Note 5
Initial capitalization and offering of shares

The fund was established as a Massachusetts business trust on October 31, 1994. During the period October 31, 1994 to June 1, 1998, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance of 235,294 class A shares to Putnam Mutual Funds Corp., on May 29, 1998.


FEDERAL TAX INFORMATION
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $925,503 as capital gain, for its taxable year ended April 30, 2000.

The fund has designated 0% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2001 will show the tax status of all distributions paid to your account in calendar 2000.


FUND INFORMATION

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Justin Scott
Vice President

Joseph P. Joseph
Vice President and Fund Manager

Sandeep Mehta
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Capital Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


AN068-61446  211  6/00